UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        	    Landis Associates LLC
                    Michael Landis Hershey, President
Address:            415 McFarlan Rd.  Suite 213
                    Kennett Square, PA  19348

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey,Kennett Square,PA.
                                       2/11/04
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President





UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE

REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 112

FORM 13F INFORMATION TABLE VALUE TOTAL:      168229


LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name




                                                          LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                          December 31, 2003

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ATMI, Inc.                     COM              00207R101     1044 45000.00 SH       Sole                 45000.00
Abaxis Inc.                    COM              002567105     1321 73000.00 SH       Sole                 73000.00
Aladdin Knowledge System       COM              M0392N101     1340 150000.00SH       Sole                150000.00
Alliance Gaming Corp New       COM              01859p609      986 40000.00 SH       Sole                 40000.00
AmeriCredit Corp.              COM              03060R101     1195 75000.00 SH       Sole                 75000.00
America Movil SA DE CV         COM              02364W105     1531 56000.00 SH       Sole                 56000.00
American Safety Insurance Hold COM              g02995101      983 75000.00 SH       Sole                 75000.00
Americas Car-Mart Inc.         COM              03062T105     1527 57000.00 SH       Sole                 57000.00
Amkor Technology, Inc.         COM              031652100     1315 72500.00 SH       Sole                 72500.00
Ashland Inc.                   COM              044204105     1762 40000.00 SH       Sole                 40000.00
AuthentiDate Holding Corp.     COM              052666104     1410 118500.00SH       Sole                118500.00
Axsys Technologies, Inc.       COM              054615109     2102 150000.00SH       Sole                150000.00
Aztar Corporation              COM              054802103     1125 50000.00 SH       Sole                 50000.00
Bitstream Inc.                 COM              091736108     1228 400000.00SH       Sole                400000.00
Brigham Exploration Co.        COM              109178103     1285 160000.00SH       Sole                160000.00
British Amer Tobacco, PLC      COM              110448107     1245 45000.00 SH       Sole                 45000.00
Carreker Corporation           COM              144433109     1457 104000.00SH       Sole                104000.00
Celadon Group Inc.             COM              150838100     1286 90000.00 SH       Sole                 90000.00
Centex Corp.                   COM              152312104     1238 11500.00 SH       Sole                 11500.00
Central European Distribution  COM              153435102     1264 40000.00 SH       Sole                 40000.00
Century Aluminum Co.           COM              156431108      951 50000.00 SH       Sole                 50000.00
ChipMOS Technologies Ltd. (Ber COM              G2110R106     1808 192500.00SH       Sole                192500.00
Ciphergen Biosystems Inc.      COM              17252Y104      914 80000.00 SH       Sole                 80000.00
Coast Distribution System, Inc COM              190345108      551 100000.00SH       Sole                100000.00
Commercial Capital Bancorp, In COM              20162L105     1285 60000.00 SH       Sole                 60000.00
Concord Camera Corp.           COM              206156101      925 100000.00SH       Sole                100000.00
Craftmade International Inc.   COM              22413E104     1727 66000.00 SH       Sole                 66000.00
Crown Holdings, Inc.           COM              228368106     1658 183000.00SH       Sole                183000.00
Cyberguard Corp.               COM              231910100     1526 175000.00SH       Sole                175000.00
Cypress Bioscience, Inc.       COM              232674507     1804 120000.00SH       Sole                120000.00
DDI Corp.                      COM              233162304     1470 100000.00SH       Sole                100000.00
Diageo PLC                     COM              25243Q205     2009 38000.00 SH       Sole                 38000.00
Dialog Semiconductor PLC       COM              25250P108     2066 475000.00SH       Sole                475000.00
Dollar Tree Stores             COM              256747106      902 30000.00 SH       Sole                 30000.00
El Paso Corp.                  COM              28336L109      123 15000.00 SH       Sole                 15000.00
Entremed Inc.                  COM              29382F103      332 100000.00SH       Sole                100000.00
Evolving Systems Inc.          COM              30049R100     1530 115000.00SH       Sole                115000.00
Fairchild Semiconductor Intern COM              303726103     1748 70000.00 SH       Sole                 70000.00
Fortune Brands, Inc.           COM              349631101     1072 15000.00 SH       Sole                 15000.00
Friedman,Billings,Ramsey Group COM              358434108     1731 75000.00 SH       Sole                 75000.00
Genus, Inc.                    COM              372461103     1350 225000.00SH       Sole                225000.00
Geron Corp.                    COM              374163103      768 77000.00 SH       Sole                 77000.00
Gevity HR Inc.                 COM              374393106     2891 130000.00SH       Sole                130000.00
Gladstone Commercial Corp.     COM              376536108     1517 90000.00 SH       Sole                 90000.00
Gold Fields Ltd SP ADR         COM              38059T106     1115 80000.00 SH       Sole                 80000.00
Grant Prideco, Inc.            COM              38821G101      977 75000.00 SH       Sole                 75000.00
Grey Wolf, Inc.                COM              397888108     2244 600000.00SH       Sole                600000.00
Hughes Electronics             COM              444418107     1076 65032.80 SH       Sole                 65032.80
ICON plc                       COM              45103T107      262  6000.00 SH       Sole                  6000.00
IDT Corp. CL B                 COM              448947309     1619 70000.00 SH       Sole                 70000.00
IGEN International, Inc.       COM              449536101    18956 322000.00SH       Sole                322000.00
ILOG S.A.                      COM              452360100     1107 90000.00 SH       Sole                 90000.00
International Game Tech        COM              459902102     1964 55000.00 SH       Sole                 55000.00
Internet Security System, Inc. COM              46060x107     1412 75000.00 SH       Sole                 75000.00
Interphase Corp                COM              460593106      899 69400.00 SH       Sole                 69400.00
KCS Energy Inc.                COM              482434206     1583 150000.00SH       Sole                150000.00
Kulicke & Soffa Industries, In COM              501242101     1150 80000.00 SH       Sole                 80000.00
L-3 Communications             COM              502424104     1695 33000.00 SH       Sole                 33000.00
Lennar Corp.                   COM              526057104     1152 12000.00 SH       Sole                 12000.00
Level 8 Systems, Inc.          COM              52729m102      126 359000.00SH       Sole                359000.00
Lionbridge Technologies, Inc.  COM              536252109     1728 180000.00SH       Sole                180000.00
MBNA Corp.                     COM              55262L100     1243 50000.00 SH       Sole                 50000.00
Masco Corp.                    COM              574599106     1371 50000.00 SH       Sole                 50000.00
Maverick Tube Corp.            COM              577914104     1155 60000.00 SH       Sole                 60000.00
Media General Inc.             COM              584404107     1595 24500.00 SH       Sole                 24500.00
Mesa Air Group, Inc.           COM              590479101     1383 110000.00SH       Sole                110000.00
Metals USA Inc.                COM              591324207     1259 125000.00SH       Sole                125000.00
Modem Media Inc.               COM              607533106     1634 200000.00SH       Sole                200000.00
Multimedia Games Inc.          COM              625453105     1027 25000.00 SH       Sole                 25000.00
Murphy Oil Corp                COM              626717102     1306 20000.00 SH       Sole                 20000.00
NMS Communications             COM              629248105     1248 200000.00SH       Sole                200000.00
Nabi Biopharmaceuticals        COM              629519109     1818 143000.00SH       Sole                143000.00
News Corp. Ltd.                COM              652487802      220  7273.74 SH       Sole                  7273.74
Noble International,Ltd.       COM              655053106     1145 50000.00 SH       Sole                 50000.00
Novell, Inc.                   COM              670006105     4001 380000.00SH       Sole                380000.00
Omnivision Technology, Inc.    COM              682128103      939 17000.00 SH       Sole                 17000.00
Optical Communication Products COM              68382T101     1295 350000.00SH       Sole                350000.00
Orthologic Corp                COM              68750J107     1060 173000.00SH       Sole                173000.00
PC Mall Inc.                   COM              69323K100     2288 141000.00SH       Sole                141000.00
PRIMUS Telecommunications Grou COM              741929103     1270 125000.00SH       Sole                125000.00
Patterson-UTI Energy Inc.      COM              703481101     1647 50000.00 SH       Sole                 50000.00
Peerless Systems Corporation   COM              705536100      777 300000.00SH       Sole                300000.00
Pep Boys-Manny, Moe & Jack     COM              713278109     1144 50000.00 SH       Sole                 50000.00
Pharmanetics Inc.              COM              71713J107      300 160000.00SH       Sole                160000.00
Pulte Homes                    COM              745867101     1264 13500.00 SH       Sole                 13500.00
Quaker Fabric Corp.            COM              747399103      947 100000.00SH       Sole                100000.00
Quidel Corp.                   COM              74838J101     1292 120000.00SH       Sole                120000.00
Research in Motion             COM              760975102     1337 20000.00 SH       Sole                 20000.00
Rio Tinto PLC                  COM              767204100     1336 12000.00 SH       Sole                 12000.00
Rite Aid Corp.                 COM              767754104     2416 400000.00SH       Sole                400000.00
Ryanair Holdings PLC           COM              783513104     1267 25000.00 SH       Sole                 25000.00
Science Dynamics Corp.         COM              808631105       27 301000.00SH       Sole                301000.00
Scientific Games Corp          COM              80874P109     1697 100000.00SH       Sole                100000.00
Smithfield Foods, Inc.         COM              832248108     1387 67000.00 SH       Sole                 67000.00
Stanley Furniture Co., Inc.    COM              854305208     1260 40000.00 SH       Sole                 40000.00
Telecommunication Systems, Inc COM              87929J103     1927 390000.00SH       Sole                390000.00
Tempur-Pedic International Inc COM              88023U101     1163 75000.00 SH       Sole                 75000.00
The Sports Authority, Inc.     COM              84917U109     1478 38500.00 SH       Sole                 38500.00
TradeStation Group, Inc.       COM              89267P105     1240 140000.00SH       Sole                140000.00
Tsakos Energy Navigation Ltd.  COM              G9108L108     1568 85000.00 SH       Sole                 85000.00
Tyco International             COM              902124106     1060 40000.00 SH       Sole                 40000.00
UTStarcom, Inc.                COM              918076100     1372 37000.00 SH       Sole                 37000.00
Ultimate Software Group        COM              90385D107     1096 125000.00SH       Sole                125000.00
Unifi, Inc.                    COM              904677101      686 106400.00SH       Sole                106400.00
Unisys Corp.                   COM              909214108     1188 80000.00 SH       Sole                 80000.00
Universal Compression Holdings COM              913431102     2878 110000.00SH       Sole                110000.00
Universal Stainless & Alloy Pr COM              913837100      594 55000.00 SH       Sole                 55000.00
Ventiv Health Inc.             COM              922793104     1373 150000.00SH       Sole                150000.00
W Holding Co., Inc.            COM              929251106     1396 75000.00 SH       Sole                 75000.00
Wachovia Corp.                 COM              929903102     2003 43000.00 SH       Sole                 43000.00
Western Silver Corp            COM              959531104     2006 380000.00SH       Sole                380000.00
XM Satellite Radio Holdings, I COM              983759101     1485 56500.00 SH       Sole                 56500.00